Vanguard Target Retirement Funds
Supplement Dated February 14, 2022, to the Prospectus and Summary Prospectuses Dated January 31, 2022
Reorganization of Vanguard Institutional Target Retirement Funds into Vanguard Target Retirement Funds

Effective as of the close of business on February 11, 2022, the previously announced reorganization of each Vanguard Institutional Target Retirement Fund listed in the table below with and into each corresponding Vanguard Target Retirement Fund listed in the table below is complete.
Acquired Fund	Acquiring Fund
Vanguard Institutional Target Retirement Income Fund	Vanguard Target Retirement Income Fund
Vanguard Institutional Target Retirement 2015 Fund	Vanguard Target Retirement 2015 Fund
Vanguard Institutional Target Retirement 2020 Fund	Vanguard Target Retirement 2020 Fund
Vanguard Institutional Target Retirement 2025 Fund	Vanguard Target Retirement 2025 Fund
Vanguard Institutional Target Retirement 2030 Fund	Vanguard Target Retirement 2030 Fund
Vanguard Institutional Target Retirement 2035 Fund	Vanguard Target Retirement 2035 Fund
Vanguard Institutional Target Retirement 2040 Fund	Vanguard Target Retirement 2040 Fund
Vanguard Institutional Target Retirement 2045 Fund	Vanguard Target Retirement 2045 Fund
Vanguard Institutional Target Retirement 2050 Fund	Vanguard Target Retirement 2050 Fund
Vanguard Institutional Target Retirement 2055 Fund	Vanguard Target Retirement 2055 Fund
Vanguard Institutional Target Retirement 2060 Fund	Vanguard Target Retirement 2060 Fund
Vanguard Institutional Target Retirement 2065 Fund	Vanguard Target Retirement 2065 Fund
Any references to the Vanguard Institutional Target Retirement Funds in the Prospectus are hereby deleted.

Prospectus and Summary Prospectus Text Changes
The Annual Fund Operating Expenses table is restated as follows for each Vanguard Target Retirement Fund (each, a Fund):
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.08%
Total Annual Fund Operating Expenses	0.08%
1 The Acquired Fund Fees and Expenses in this table have been restated to reflect current investments in the underlying funds following the reorganization of each Vanguard Institutional Target Retirement Fund into its corresponding Fund and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.
In addition, the hypothetical expenses example is restated as follows for each Fund:
Example
The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$8	$26	$45	$103

© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 308D 022022

Vanguard Chester Funds

Supplement Dated February 14, 2022, to the Statement of Additional Information Dated January 31, 2022

Reorganization of Vanguard Institutional Target Retirement Funds into Vanguard Target Retirement Funds
Effective as of the close of business on February 11, 2022, the previously announced reorganization of each Vanguard Institutional Target Retirement Fund, each a series of Vanguard Chester Funds (the Trust), with and into each corresponding Vanguard Target Retirement Fund listed in the table below, each also a series of the Trust, is complete.
Acquired Fund	Acquiring Fund
Vanguard Institutional Target Retirement Income Fund	Vanguard Target Retirement Income Fund
Vanguard Institutional Target Retirement 2015 Fund	Vanguard Target Retirement 2015 Fund
Vanguard Institutional Target Retirement 2020 Fund	Vanguard Target Retirement 2020 Fund
Vanguard Institutional Target Retirement 2025 Fund	Vanguard Target Retirement 2025 Fund
Vanguard Institutional Target Retirement 2030 Fund	Vanguard Target Retirement 2030 Fund
Vanguard Institutional Target Retirement 2035 Fund	Vanguard Target Retirement 2035 Fund
Vanguard Institutional Target Retirement 2040 Fund	Vanguard Target Retirement 2040 Fund
Vanguard Institutional Target Retirement 2045 Fund	Vanguard Target Retirement 2045 Fund
Vanguard Institutional Target Retirement 2050 Fund	Vanguard Target Retirement 2050 Fund
Vanguard Institutional Target Retirement 2055 Fund	Vanguard Target Retirement 2055 Fund
Vanguard Institutional Target Retirement 2060 Fund	Vanguard Target Retirement 2060 Fund
Vanguard Institutional Target Retirement 2065 Fund	Vanguard Target Retirement 2065 Fund
Any references to the Vanguard Institutional Target Retirement Funds in this Statement of Additional Information are hereby deleted.
© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 059C 022022